Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts	¥ 756	$ 110	¥ 352
Accrued staff cost	1,268	184	1,563
Accrued expenses	26,061	3,790	73,500
Revenue recognition	5,941	865	48,774
Tax losses	96,025	13,966	101,746
VAT refund	0	0	3,842
Less: Valuation allowances	(39,872)	(5,799)	(55,157)
Total deferred tax assets	90,179	13,116	174,620
Deferred tax liabilities
Intangible assets and internally-developed software	10,540	1,532	14,262
Outside basis difference and others	445,381	64,779	423,989
Total deferred tax liabilities	¥ 455,921	$ 66,311	¥ 438,251